Supplement to the
Strategic Advisers® Core Multi-Manager Fund
Class L and Class N
July 30, 2016
Prospectus

Phillip Marriott no longer serves as a co-manager for First Eagle's portion of the fund.

At a special meeting of Strategic Advisers® Core Multi-Manager Fund, shareholders approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund.

The following information replaces the similar information found under the "Investment Adviser" heading in the "Fund Summary" section.

Strategic Advisers (the Adviser) is the fund's manager. AllianceBernstein L.P. (AB), Aristotle Capital Management, LLC (Aristotle Capital), Brandywine Global Investment Management, LLC (Brandywine Global), ClariVest Asset Management LLC (ClariVest), FIAM LLC (FIAM), First Eagle Investment Management, LLC (First Eagle), Geode Capital Management, LLC (Geode), J.P. Morgan Investment Management Inc. (JPMorgan), Loomis, Sayles & Company, L.P. (Loomis Sayles), LSV Asset Management (LSV), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), OppenheimerFunds, Inc. (OppenheimerFunds), Robeco Investment Management, Inc. (dba Boston Partners (BP)), T. Rowe Price Associates, Inc. (T. Rowe Price), and Waddell & Reed Investment Management Company (WRIMCO) have been retained to serve as sub-advisers for the fund. Aristotle Capital, BP, Brandywine Global, ClariVest, Geode, Loomis Sayles, LSV, MFS, MSIM, OppenheimerFunds, T. Rowe Price, and WRIMCO have not currently been allocated a portion of the fund's assets to manage.

The following information supplements similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section.

Niall Devitt (co-manager) has managed the fund since 2017.

The following information replaces existing information found in the "Fund Management" section.

FIAM, at 900 Salem Street, Smithfield, Rhode Island 02917, has been retained to serve as a sub-adviser for the fund. FIAM is an affiliate of Strategic Advisers. As of September 30, 2016, FIAM had approximately $68.2 billion in discretionary assets under management. FIAM provides investment advisory services for the fund.

The following information supplements existing information found in the "Fund Management" section.

Geode, at One Post Office Square, 20th Floor, Boston, Massachusetts 02109, serves as a sub-adviser for the fund. As of September 30, 2016, Geode had approximately $235.5 billion in discretionary assets under management. Geode has not currently been allocated a portion of the fund's assets to manage.

The following information supplements similar information found under the heading "Portfolio Manager(s)" in the "Fund Management" section.

Niall Devitt is co-manager of the fund, which he has managed since 2017. Mr. Devitt joined Fidelity Investments in 2001 and has been a part of Strategic Advisers since 2006 where he has worked as a research associate, analyst, and portfolio manager. Mr. Devitt also serves as team leader of the U.S. Equity Core team.

MMC-L-MMC-N-17-02 1.9585844.115	July 3, 2017

Supplement to the
Strategic Advisers® Core Multi-Manager Fund
Class L and Class N
July 30, 2016
STATEMENT OF ADDITIONAL INFORMATION

Phillip Marriott no longer serves as a co-manager for First Eagle's portion of the fund.

Niall Devitt serves as co-manager of the fund.

The following information supplements similar information found in the “Management Contract” section.

Portfolio Manager Compensation – Strategic Advisers.

Niall Devitt is an employee of Strategic Advisers, a subsidiary of FMR LLC and an affiliate of FMR. Strategic Advisers is the adviser to the fund.

Mr. Devitt is co-manager of the fund and receives compensation for his services. As of January 31, 2017, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by Strategic Advisers or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at Strategic Advisers or its affiliates. The components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and a defined peer group assigned to each fund or account, and (ii) the investment performance of a broad range of Strategic Advisers funds and accounts, including the fund. Accounts may include model portfolios designed for asset allocation, retirement planning, or tax-sensitive goals. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s), and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and peer group. A subjective component of the bonus is based on the portfolio manager's overall contribution to management of Strategic Advisers. The portion of the portfolio manager's bonus that is linked to the investment performance of his fund is based on the fund's pre-tax investment performance measured against the S&P 500® Index, and the pre-tax investment performance of the fund (based on the performance of the fund’s retail class) measured against the Morningstar® Large Blend Category. The portfolio manager may be compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, Strategic Advisers' parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by Strategic Advisers or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Devitt as of January 31, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$34,505	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers® Core Multi-Manager Fund ($59 (in millions) assets managed).

As of January 31, 2017, the dollar range of shares of Strategic Advisers® Core Multi-Manager Fund beneficially owned by Mr. Devitt was none.

MMC-L-MMC-NB-17-02 1.9586891.107	July 3, 2017

Supplement to the
Strategic Advisers® Core Multi-Manager Fund
July 30, 2016
Prospectus

Phillip Marriott no longer serves as a co-manager for First Eagle's portion of the fund.

At a special meeting of Strategic Advisers® Core Multi-Manager Fund, shareholders approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund.

The following information replaces the similar information found under the "Investment Adviser" heading in the "Fund Summary" section.

Strategic Advisers (the Adviser) is the fund's manager. AllianceBernstein L.P. (AB), Aristotle Capital Management, LLC (Aristotle Capital), Brandywine Global Investment Management, LLC (Brandywine Global), ClariVest Asset Management LLC (ClariVest), FIAM LLC (FIAM), First Eagle Investment Management, LLC (First Eagle), Geode Capital Management, LLC (Geode), J.P. Morgan Investment Management Inc. (JPMorgan), Loomis, Sayles & Company, L.P. (Loomis Sayles), LSV Asset Management (LSV), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), OppenheimerFunds, Inc. (OppenheimerFunds), Robeco Investment Management, Inc. (dba Boston Partners (BP)), T. Rowe Price Associates, Inc. (T. Rowe Price), and Waddell & Reed Investment Management Company (WRIMCO) have been retained to serve as sub-advisers for the fund. Aristotle Capital, BP, Brandywine Global, ClariVest, Geode, Loomis Sayles, LSV, MFS, MSIM, OppenheimerFunds, T. Rowe Price, and WRIMCO have not currently been allocated a portion of the fund's assets to manage.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Niall Devitt (co-manager) has managed the fund since 2017.

The following information replaces existing information found in the "Fund Management" section.

FIAM, at 900 Salem Street, Smithfield, Rhode Island 02917, has been retained to serve as a sub-adviser for the fund. FIAM is an affiliate of Strategic Advisers. As of September 30, 2016, FIAM had approximately $68.2 billion in discretionary assets under management. FIAM provides investment advisory services for the fund.

The following information supplements existing information found in the "Fund Management" section.

Geode, at One Post Office Square, 20th Floor, Boston, Massachusetts 02109, serves as a sub-adviser for the fund. As of September 30, 2016, Geode had approximately $235.5 billion in discretionary assets under management. Geode has not currently been allocated a portion of the fund's assets to manage.

The following information supplements similar information found in the "Fund Management" section.

Niall Devitt is co-manager of the fund, which he has managed since 2017. Mr. Devitt joined Fidelity Investments in 2001 and has been a part of Strategic Advisers since 2006 where he has worked as a research associate, analyst, and portfolio manager. Mr. Devitt also serves as team leader of the U.S. Equity Core team.

MMC-17-02 1.935070.120	July 3, 2017

Supplement to the
Strategic Advisers® Core Multi-Manager Fund
July 30, 2016
STATEMENT OF ADDITIONAL INFORMATION

Phillip Marriott no longer serves as a co-manager for First Eagle's portion of the fund.

Niall Devitt serves as co-manager of the fund.

The following information supplements similar information found in the “Management Contract” section.

Portfolio Manager Compensation – Strategic Advisers.

Niall Devitt is an employee of Strategic Advisers, a subsidiary of FMR LLC and an affiliate of FMR. Strategic Advisers is the adviser to the fund.

Mr. Devitt is co-manager of the fund and receives compensation for his services. As of January 31, 2017, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by Strategic Advisers or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at Strategic Advisers or its affiliates. The components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and a defined peer group assigned to each fund or account, and (ii) the investment performance of a broad range of Strategic Advisers funds and accounts, including the fund. Accounts may include model portfolios designed for asset allocation, retirement planning, or tax-sensitive goals. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s), and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and peer group. A subjective component of the bonus is based on the portfolio manager's overall contribution to management of Strategic Advisers. The portion of the portfolio manager's bonus that is linked to the investment performance of his fund is based on the fund's pre-tax investment performance measured against the S&P 500® Index, and the pre-tax investment performance of the fund (based on the performance of the fund’s retail class) measured against the Morningstar® Large Blend Category. The portfolio manager may be compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, Strategic Advisers' parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by Strategic Advisers or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Devitt as of January 31, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$34,505	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers® Core Multi-Manager Fund ($59 (in millions) assets managed).

As of January 31, 2017, the dollar range of shares of Strategic Advisers® Core Multi-Manager Fund beneficially owned by Mr. Devitt was none.

MMCB-17-02 1.935071.109	July 3, 2017

Supplement to the
Strategic Advisers® Core Multi-Manager Fund
Class F
July 30, 2016
Prospectus

Phillip Marriott no longer serves as a co-manager for First Eagle's portion of the fund.

At a special meeting of Strategic Advisers® Core Multi-Manager Fund, shareholders approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund.

The following information replaces the similar information found under the "Investment Adviser" heading in the "Fund Summary" section.

Strategic Advisers (the Adviser) is the fund's manager. AllianceBernstein L.P. (AB), Aristotle Capital Management, LLC (Aristotle Capital), Brandywine Global Investment Management, LLC (Brandywine Global), ClariVest Asset Management LLC (ClariVest), FIAM LLC (FIAM), First Eagle Investment Management, LLC (First Eagle), Geode Capital Management, LLC (Geode), J.P. Morgan Investment Management Inc. (JPMorgan), Loomis, Sayles & Company, L.P. (Loomis Sayles), LSV Asset Management (LSV), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), OppenheimerFunds, Inc. (OppenheimerFunds), Robeco Investment Management, Inc. (dba Boston Partners (BP)), T. Rowe Price Associates, Inc. (T. Rowe Price), and Waddell & Reed Investment Management Company (WRIMCO) have been retained to serve as sub-advisers for the fund.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Niall Devitt (co-manager) has managed the fund since 2017.

The following information replaces existing information found in the "Fund Management" section.

FIAM, at 900 Salem Street, Smithfield, Rhode Island 02917, has been retained to serve as a sub-adviser for the fund. FIAM is an affiliate of Strategic Advisers. As of September 30, 2016, FIAM had approximately $68.2 billion in discretionary assets under management. FIAM provides investment advisory services for the fund.

The following information supplements existing information found in the "Fund Management" section.

Geode, at One Post Office Square, 20th Floor, Boston, Massachusetts 02109, serves as a sub-adviser for the fund. As of September 30, 2016, Geode had approximately $235.5 billion in discretionary assets under management. Geode has not currently been allocated a portion of the fund's assets to manage.

The following information supplements similar information found in the "Fund Management" section.

Niall Devitt is co-manager of the fund, which he has managed since 2017. Mr. Devitt joined Fidelity Investments in 2001 and has been a part of Strategic Advisers since 2006 where he has worked as a research associate, analyst, and portfolio manager. Mr. Devitt also serves as team leader of the U.S. Equity Core team.

The following information replaces the similar information under the "Advisory Fee(s)" heading found in the "Fund Management" section.

The Adviser has voluntarily agreed to reimburse fund shares to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed the following rate. Voluntary arrangements may be discontinued at any time.

Strategic Advisers® Core Multi-Manager Fund	Class F
Rate	0.81%

MMC-F-17-02 1.959651.118	July 3, 2017

Supplement to the
Strategic Advisers® Core Multi-Manager Fund
Class F
July 30, 2016
STATEMENT OF ADDITIONAL INFORMATION

Phillip Marriott no longer serves as a co-manager for First Eagle's portion of the fund.

Niall Devitt serves as co-manager of the fund.

The following information supplements similar information found in the “Management Contract” section.

Portfolio Manager Compensation – Strategic Advisers.

Niall Devitt is an employee of Strategic Advisers, a subsidiary of FMR LLC and an affiliate of FMR. Strategic Advisers is the adviser to the fund.

Mr. Devitt is co-manager of the fund and receives compensation for his services. As of January 31, 2017, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by Strategic Advisers or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at Strategic Advisers or its affiliates. The components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and a defined peer group assigned to each fund or account, and (ii) the investment performance of a broad range of Strategic Advisers funds and accounts, including the fund. Accounts may include model portfolios designed for asset allocation, retirement planning, or tax-sensitive goals. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s), and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and peer group. A subjective component of the bonus is based on the portfolio manager's overall contribution to management of Strategic Advisers. The portion of the portfolio manager's bonus that is linked to the investment performance of his fund is based on the fund's pre-tax investment performance measured against the S&P 500® Index, and the pre-tax investment performance of the fund (based on the performance of the fund’s retail class) measured against the Morningstar® Large Blend Category. The portfolio manager may be compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, Strategic Advisers' parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by Strategic Advisers or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Devitt as of January 31, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$34,505	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers® Core Multi-Manager Fund ($59 (in millions) assets managed).

As of January 31, 2017, the dollar range of shares of Strategic Advisers® Core Multi-Manager Fund beneficially owned by Mr. Devitt was none.

MMC-FB-17-02 1.9586890.107	July 3, 2017

Supplement to the
Strategic Advisers® Core Fund
July 30, 2016
Prospectus

Phillip Marriott no longer serves as a co-manager for First Eagle's portion of the fund.

At a special meeting of Strategic Advisers® Core Fund, shareholders approved new sub-advisory agreements with FIAM LLC, and Geode Capital Management, LLC on behalf of the fund.

The following information replaces the similar information found in the “Fund Summary” section under the “Investment Adviser” heading.

Strategic Advisers (the Adviser) is the fund's manager. AllianceBernstein L.P. (AB), Aristotle Capital Management, LLC (Aristotle Capital), Brandywine Global Investment Management, LLC (Brandywine Global), ClariVest Asset Management LLC (ClariVest), FIAM LLC (FIAM), FirstEagle Investment Management, LLC (First Eagle), Geode Capital Management LLC (Geode), J.P. Morgan Investment Management Inc. (JPMorgan), Loomis, Sayles & Company, L.P. (Loomis Sayles), LSV Asset Management (LSV), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), OppenheimerFunds, Inc. (OppenheimerFunds), Robeco Investment Management, Inc., (dba Boston Partners (BP)), T. Rowe Price Associates, Inc. (T. Rowe Price), and Waddell & Reed Investment Management Company (WRIMCO) have been retained to serve as sub-advisers for the fund. Aristotle Capital, BP, Geode, Loomis Sayles, MFS, MSIM, and WRIMCO have not currently been allocated a portion of the fund's assets to manage.

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Matthew Fruhan (portfolio manager) has managed FIAM's portion of the fund's assets invested in FIAM's U.S. Equity strategy since 2013.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Chandler Willett (co-manager) and Joseph DeSantis (co-manager) have managed FIAM’s portion of the fund’s assets invested in FIAM’s Sector Managed strategy since 2016.

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Ann M. Holcomb and Jason B. Polun (portfolio managers) have managed T. Rowe Price's portion of the fund's assets since 2015, and Thomas H. Watson replaced Eric Veiel as a portfolio manager for T. Rowe Price’s portion of the fund’s assets effective May 1, 2017.

The following information supplements similar information found in the “Fund Management” section.

Geode, at One Post Office Square, 20th Floor, Boston, Massachusetts 02109, has been retained to serve as a sub-adviser for the fund. As of September 30, 2016, Geode had approximately $235.5 billion in discretionary assets under management. Geode has not currently been allocated a portion of the fund's assets to manage.

The following information replaces similar information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Matthew Fruhan serves as portfolio manager for FIAM's portion of the fund's assets invested in FIAM's U.S. Equity strategy, which he has managed since 2013. He is a portfolio manager at FIAM, a unit of Fidelity. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Fruhan has worked as a research analyst and portfolio manager.

The following information supplements similar information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Joseph DeSantis serves as co-manager of FIAM’s portion of the fund’s assets invested in FIAM’s Sector Managed strategy, which he has managed since 2016. He is a chief investment officer at Fidelity and serves as portfolio manager at FIAM, a unit of Fidelity. Since joining Fidelity Investments in 2010, Mr. DeSantis worked as a research analyst and portfolio manager.

Chandler Willett serves as co-manager of FIAM’s portion of the fund’s assets invested in FIAM’s Sector Managed strategy, which he has managed since 2016. He is a portfolio manager at FIAM, a unit of Fidelity. He also manages other Fidelity funds. Since joining Fidelity Investments in 2006, Mr. Willett has worked as a research analyst and portfolio manager.

The following information replaces similar information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

T. Rowe Price

T. Rowe Price's portion of the fund's assets is managed by T. Rowe Price's investment advisory committee, which is composed of Ann M. Holcomb, Jason B. Polun, and Thomas H. Watson, who are co-chairmen of the committee. As co-chairmen of the investment advisory committee, Ms. Holcomb, Mr. Polun, and Mr. Watson have day-to-day responsibility for managing T. Rowe Price's portion of the fund's assets. Ms. Holcomb and Mr. Polun have had such portfolio management responsibility for T. Rowe Price's portion of the fund's assets since 2015, and Mr. Watson has had such portfolio management responsibility for T. Rowe Price's portion of the fund's assets since May 1, 2017.

Ms. Holcomb is a vice president of T. Rowe Price Group, Inc., T. Rowe Price Associates, Inc., and T. Rowe Price Trust Company. She is also a portfolio manager and quantitative analyst in the Quantitative Equity Group. Ann is co-portfolio manager of the Capital Opportunity Fund and is a member of the portfolio oversight team. She is also co-chair of the Capital Opportunity Fund's Investment Advisory Committee. She joined the firm in 1996, and prior to her current position, she was an investment data analyst and database programmer in the Quantitative Equity Group. Ann earned a B.A. in mathematics from Goucher College and an M.S. in finance from Loyola University Maryland. She has also earned the Chartered Financial Analyst designation.

Jason B. Polun is a vice president of T. Rowe Price Group, Inc. and T. Rowe Price Associates, Inc. He is a director of equity research for North America, chair of the Equity Research Advisory Committee, and a member of the Equity Steering Committee. In addition, Jason is co-portfolio manager of the Capital Opportunity Fund and is a member of the portfolio oversight team. He is also co-chair of the Capital Opportunity Fund's Investment Advisory Committee. Previously, Jason was a research analyst following money center banks and specialty finance companies and a member of the Investment Advisory Committee of the Equity Income Fund and Financial Services Fund. Prior to rejoining the firm in 2007, Jason was employed by Wellington Management Company, LLP, as a vice president and an equity research analyst, where his coverage included aerospace and defense, energy, packaged food, restaurant, and chemical companies. He earned a B.S. in business and finance from Mount St. Mary's College and an M.B.A. in finance and accounting from The Wharton School at the University of Pennsylvania, where he was a Palmer Scholar. He has also earned the Chartered Financial Analyst designation.

Tom Watson is a vice president of T. Rowe Price Associates, Inc. and T. Rowe Price Group, Inc. He is a director of equity research, North America. Previously, Tom was an equity analyst covering the software sector. He joined T. Rowe Price in 2007 after serving as a summer intern with the firm in 2006, covering semiconductors. Prior to this, Tom was employed as a strategy analyst for Forrester Research. He earned a B.A. in economics and English literature from the University of Virginia and an M.B.A. from the Tuck School of Business at Dartmouth. Tom has also earned the Chartered Financial Analyst designation.

The oversight team at T. Rowe Price is responsible for developing rules for portfolio construction and for ensuring adherence to portfolio constraints and risk controls along with managing the investment of cash flows.

SAI-COR-17-02 1.910403.124	July 3, 2017

Supplement to the
Strategic Advisers® Core Fund
July 30, 2016
As Revised November 7, 2016
STATEMENT OF ADDITIONAL INFORMATION

Phillip Marriott no longer serves as a co-manager for First Eagle's portion of the fund.

Tom Watson has replaced Eric Veiel as a portfolio manager for T. Rowe Price.

The following information supplements information found in the "Management Contract" section under the heading "Portfolio Manager Compensation - T. Rowe Price".

The following table provides information relating to other accounts managed by Mr. Watson as of March 31, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	none	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	none	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers® Core Fund ($0) assets managed).

As of March 31, 2017, the dollar range of shares of Strategic Advisers® Core Fund beneficially owned by Mr. Watson was none.

SAI-CORB-17-02 1.910404.114	July 3, 2017

Supplement to the
Strategic Advisers® Emerging Markets Fund
April 29, 2017
Prospectus

John Chow serves as lead manager for FIAM's portion of the fund's assets.

The following information replaces similar information for FIAM found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

John Chow (lead manager) and Cesar Hernandez (co-manager) have managed FIAM’s portion of the fund’s assets since 2016.

The following information replaces similar information for FIAM found in the "Fund Services" section under the "Sub-Adviser(s)" heading.

FIAM
John Chow, CFA, is lead manager of FIAM’s portion of the fund’s assets, which he has managed since 2016. Mr. Chow joined the Select portfolio management team in 2011 and is the lead portfolio manager for FIAM’s Select Emerging Markets strategy.

SAE-17-02 1.922892.110	July 3, 2017

Supplement to the
Strategic Advisers® Emerging Markets Fund
April 29, 2017
STATEMENT OF ADDITIONAL INFORMATION

John Chow serves as lead manager for FIAM's portion of the fund's assets.

SAEB-17-01 1.9862942.102	July 3, 2017